Schedule of Short-term Related Party Debt (Details) - Senior Secured Convertible Debenture [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Senior Secured Convertible Debenture - related party	$ 500	$ 500
Debt Discount-related party	(417)	(467)
Senior Secured Convertible Debenture, net	283	33
Related Party [Member]
Debt Instrument [Line Items]
Senior Secured Convertible Debenture - related party	506	346
Debt Discount-related party	(114)	(204)
Senior Secured Convertible Debenture, net	$ 392	$ 142